Supplementary Financial Statement Information (Cash Payments Related To Interest) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Financial Statement Information [Abstract]
Interest payments	$ 629	$ 657	$ 656